                   MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                                December 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Convertible Securities Trust
     File Number 2-97963

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 25, 2003.

                                                           Very truly yours,

                                                       /s/ Joanne Doldo
                                                           -------------------
                                                           Joanne Doldo
                                                           Assistant Secretary